Going Concern Analysis (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss from operations	$ 244,271	$ 1,895,878	$ (39,005)	$ 3,177,956	$ 5,337,608	$ 1,182,246
Cash	1,457,735	$ 2,918,778	1,457,735	$ 2,918,778	1,769,550	$ 4,401,217	$ 4,723,699
Working capital	$ 3,853,295		$ 3,853,295		$ 3,541,032